Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
Focus Morningstar Large Cap Index ETF (Prospectus Summary) | Focus Morningstar Large Cap Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR LARGE CAP INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Focus Morningstar Large Cap Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Large Cap Index (the "Underlying
Index"). The Underlying Index measures the performance of stocks issued by large-capitalization companies as determined by Morningstar, Inc.'s
("Morningstar") proprietary index methodology.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares").  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Morningstar Large Cap Index measures the performance of stocks issued by large-capitalization companies that are domiciled or principally traded in the
United States, as determined by Morningstar, Inc.'s ("Morningstar") proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a "float adjusted" capitalization index. The
Morningstar index methodology defines "large-capitalization" stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). As of January 31, 2012, the Underlying Index, which is considered diversified, was comprised of 265 component securities with market capitalizations greater than $3.6 billion that have a daily average traded volume of at least 53.5 million over the past three months.  As of January 31,
2012, the total market capitalization of the Underlying Index was in excess of
$10.8 trillion and the average market capitalization of the component securities of the Underlying Index was 40.6 billion.

Indexing Investment Approach . The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally invests at least 90% of its assets in securities of the
Underlying Index.  The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected more quickly in the market than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

New Fund Risk . The Fund is a new fund. While the Shares are listed on the NYSE
Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's
Distributor does not maintain a secondary market in the Shares.
Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year. For current performance information, please visit www.focusshares.com.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar Large Cap Index ETF (Prospectus Summary) | Focus Morningstar Large Cap Index ETF | Focus Morningstar Large Cap Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	6
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	32
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	61
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	147

[1]	FocusShares LLC (the "Advisor") has contractually agreed to reduce its management fees and to reimburse other expenses to the extent "Total Annual Fund Operating Expenses" (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.0549% for the Fund since its inception through March 31, 2013. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.